UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.7%
Asset-Backed & Securitized - 5.7%
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	$1,690,000	$1,687,653
Babson Ltd., CLO, “A1”, FRN, 0.844%, 1/18/21 (n)	456,987	450,261
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.922%, 2/07/27 (n)	4,260,000	4,246,443
Commercial Mortgage Acceptance Corp., FRN, 2.261%, 9/15/30 (i)	1,351,573	15,423
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (n)	2,126,000	2,128,325
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.146%, 9/15/39	921,082	958,856
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/40	1,772,146	1,838,615
CWCapital Cobalt Ltd., “A4”, FRN, 5.956%, 5/15/46	1,191,636	1,239,003
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	496,515	495,623
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	2,043,641	2,037,807
Falcon Franchise Loan LLC, FRN, 6.622%, 1/05/23 (i)(z)	557,308	22,292
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	339,000	343,523
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	1,247,000	1,263,784
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.825%, 1/15/20	2,470,000	2,459,342
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.806%, 7/20/19	2,270,000	2,267,517
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	565,490	565,010
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	672,231	671,499
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/18 (z)	1,267,832	1,267,195
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	1,868,580	1,906,842
Kingsland III Ltd., “A1”, CDO, FRN, 0.597%, 8/24/21 (n)	568,943	565,949
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	1,694,783	1,692,848
Motor PLC, 2014-1A, “A1”, FRN, 0.906%, 8/25/21 (n)	396,200	395,889
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	1,301,000	1,300,232
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	1,263,261	1,263,638
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	2,265,063	2,265,063

		$33,348,632
Automotive - 5.2%
American Honda Finance Corp., FRN, 1.019%, 9/20/17	$1,960,000	$1,960,488
American Honda Finance Corp., FRN, 0.781%, 5/26/16 (n)	2,000,000	2,001,812
American Honda Finance Corp., FRN, 1.117%, 10/07/16	790,000	791,637
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,640,000	3,629,018
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	3,000,000	2,963,658
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	1,970,000	1,981,790
Ford Motor Credit Co. LLC, FRN, 0.982%, 9/08/17	800,000	786,906
Ford Motor Credit Co. LLC, FRN, 1.556%, 1/09/18	1,670,000	1,651,982
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	2,880,000	2,890,696
Hyundai Capital America, 1.875%, 8/09/16 (n)	1,590,000	1,595,369
Hyundai Capital America, 2%, 3/19/18 (n)	2,313,000	2,304,592
Hyundai Capital America, 2.4%, 10/30/18 (n)	1,480,000	1,482,402
Nissan Motor Acceptance Corp., FRN, 1.303%, 9/26/16 (n)	2,520,000	2,520,053
Nissan Motor Acceptance Corp., FRN, 0.972%, 3/03/17 (n)	1,340,000	1,336,947
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (n)	2,310,000	2,230,642

		$30,127,992
Broadcasting - 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$910,000	$906,224

Brokerage & Asset Managers - 1.1%
CME Group, Inc., 3%, 3/15/25	$1,879,000	$1,888,513
Franklin Resources, Inc., 1.375%, 9/15/17	588,000	588,188
Intercontinental Exchange, Inc., 2.75%, 12/01/20	2,388,000	2,426,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - continued
NYSE Euronext, 2%, 10/05/17	$1,558,000	$1,569,535

		$6,472,253
Building - 0.2%
CRH PLC, 8.125%, 7/15/18	$1,160,000	$1,322,728

Business Services - 0.6%
Cisco Systems, Inc., FRN, 0.702%, 3/03/17	$2,730,000	$2,730,620
Fidelity National Information Services, Inc., 2.85%, 10/15/18	665,000	672,013

		$3,402,633
Cable TV - 1.0%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$2,925,000	$2,729,496
Time Warner Cable, Inc., 4%, 9/01/21	2,770,000	2,820,627

		$5,550,123
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	$1,810,000	$1,778,879
Dow Chemical Co., 8.55%, 5/15/19	2,490,000	2,913,459
LyondellBasell Industries N.V., 5%, 4/15/19	690,000	728,089

		$5,420,427
Computer Software - 0.5%
Microsoft Corp., 3.125%, 11/03/25	$3,110,000	$3,182,457

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.584%, 5/03/18	$1,560,000	$1,555,844

Conglomerates - 0.4%
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	$1,655,000	$1,662,595
General Electric Capital Corp., 6%, 8/07/19	338,000	385,714
General Electric Capital Corp., 3.1%, 1/09/23	316,000	327,947

		$2,376,256
Consumer Products - 0.7%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$1,530,000	$1,498,519
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	2,274,000	2,353,358

		$3,851,877
Consumer Services - 0.5%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,154,000	$1,152,361
Priceline Group, Inc., 3.65%, 3/15/25	1,879,000	1,862,072

		$3,014,433
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,400,000	$1,577,702

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/17	$890,000	$888,025
Arrow Electronics, Inc., 3%, 3/01/18	742,000	746,988
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	1,703,000	1,690,636

		$3,325,649

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.3%
Lam Research Corp., 2.75%, 3/15/20	$1,152,000	$1,137,313
Tyco Electronics Group S.A., 2.375%, 12/17/18	623,000	624,448

		$1,761,761
Emerging Market Quasi-Sovereign - 2.3%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	$1,090,000	$1,164,617
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (n)	1,337,000	1,333,658
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	228,000	231,922
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	840,000	839,110
Empresa Nacional del Petroleo, 6.25%, 7/08/19	723,000	774,809
Korea Gas Corp., 2.25%, 7/25/17 (n)	1,630,000	1,642,869
Petroleos Mexicanos, 6%, 3/05/20	2,970,000	3,021,975
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	1,584,000	1,792,721
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	1,466,000	1,416,586
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,330,000	1,323,467

		$13,541,734
Emerging Market Sovereign - 1.0%
Republic of Poland, 5%, 3/23/22	$772,000	$853,075
Republic of Slovakia, 4.375%, 5/21/22 (n)	2,960,000	3,311,204
United Mexican States, 3.625%, 3/15/22	1,754,000	1,762,770

		$5,927,049
Energy - Independent - 0.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,700,000	$1,717,104
Hess Corp., 8.125%, 2/15/19	1,230,000	1,267,853

		$2,984,957
Energy - Integrated - 1.8%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,320,000	$2,340,147
BP Capital Markets PLC, 4.5%, 10/01/20	853,000	910,745
BP Capital Markets PLC, 4.742%, 3/11/21	1,810,000	1,956,659
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	1,619,000	1,584,596
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	2,192,000	1,986,500
Petro-Canada, 6.05%, 5/15/18	904,000	942,256
Total Capital International S.A., 1.5%, 2/17/17	1,000,000	1,000,220

		$10,721,123
Financial Institutions - 0.7%
GE Capital International Funding Co., 2.342%, 11/15/20 (n)	$984,000	$987,604
GE Capital International Funding Co., 3.373%, 11/15/25 (n)	820,000	843,163
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	1,970,000	1,985,094
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	466,000	461,533

		$4,277,394
Food & Beverages - 4.6%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21	$6,000,000	$6,036,672
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23	2,308,000	2,342,521
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/25	3,120,000	3,189,510
Diageo Capital PLC, 1.5%, 5/11/17	1,530,000	1,532,953
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	290,000	300,131
H.J. Heinz Co., 1.6%, 6/30/17 (n)	2,090,000	2,089,592
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	2,850,000	2,757,697
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,380,000	2,619,188
Mead Johnson Nutrition Co., 3%, 11/15/20	669,000	679,052
Tyson Foods, Inc., 4.5%, 6/15/22	1,447,000	1,552,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Want Want China Finance Co., 1.875%, 5/14/18 (n)		$1,430,000	$1,410,300
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)		613,000	618,194
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		1,876,000	1,932,257

			$27,060,558
Food & Drug Stores - 0.8%
CVS Health Corp., 3.875%, 7/20/25		$2,800,000	$2,894,055
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21		1,522,000	1,522,307

			$4,416,362
Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 2.95%, 3/01/17		$1,686,000	$1,697,539
Wyndham Worldwide Corp., 5.625%, 3/01/21		2,890,000	3,105,747

			$4,803,286
Industrial - 0.5%
Princeton University, 4.95%, 3/01/19		$2,860,000	$3,153,516

Insurance - 2.1%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$1,432,000	$1,412,900
American International Group, Inc., 3.75%, 7/10/25		2,808,000	2,693,369
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)		1,600,000	1,574,715
Principal Financial Group, Inc., 8.875%, 5/15/19		2,230,000	2,659,215
Unum Group, 4%, 3/15/24		2,863,000	2,887,510
Voya Financial, Inc., 2.9%, 2/15/18		1,141,000	1,157,444

			$12,385,153
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/25		$2,800,000	$2,913,898

Insurance - Property & Casualty - 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		$3,110,000	$3,095,781
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		1,610,000	1,788,617
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		2,197,000	2,375,930
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19		1,260,000	1,264,501
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		3,000,000	3,016,500

			$11,541,329
International Market Quasi-Sovereign - 1.9%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)		$1,746,000	$1,753,934
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)		3,280,000	3,322,876
Electricite de France, 2.15%, 1/22/19 (n)		1,784,000	1,790,380
Statoil A.S.A., 1.8%, 11/23/16		1,420,000	1,426,144
Statoil A.S.A., FRN, 0.651%, 5/15/18		2,887,000	2,849,867

			$11,143,201
International Market Sovereign - 16.3%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	3,836,000	$3,201,146
Federal Republic of Germany, 3.25%, 7/04/21	EUR	1,200,000	1,547,836
Federal Republic of Germany, 1.75%, 2/15/24	EUR	4,050,000	4,985,496
Government of Canada, 4.25%, 6/01/18	CAD	505,000	392,299
Government of Canada, 3.25%, 6/01/21	CAD	1,579,000	1,276,117
Government of Canada, 2.5%, 6/01/24	CAD	2,343,000	1,856,187
Government of Japan, 1.1%, 6/20/20	JPY	800,000,000	6,943,113
Government of Japan, 0.8%, 6/20/23	JPY	340,000,000	2,981,126
Government of Japan, 2.1%, 9/20/24	JPY	220,000,000	2,141,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of New Zealand, 5.5%, 4/15/23	NZD	2,664,000	$2,015,659
Government of Norway, 3.75%, 5/25/21	NOK	6,400,000	845,676
Government of Norway, 3%, 3/14/24	NOK	7,844,000	1,024,953
Kingdom of Belgium, 4.25%, 9/28/21	EUR	404,000	544,056
Kingdom of Belgium, 2.6%, 6/22/24	EUR	2,845,000	3,632,618
Kingdom of Denmark, 3%, 11/15/21	DKK	4,447,000	755,328
Kingdom of Denmark, 1.5%, 11/15/23	DKK	4,198,000	664,219
Kingdom of Spain, 5.5%, 7/30/17	EUR	711,000	833,468
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,110,000	5,130,237
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,925,000	2,695,736
Kingdom of Sweden, 5%, 12/01/20	SEK	6,500,000	941,082
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,235,000	594,217
Kingdom of the Netherlands, 4%, 7/15/16	EUR	2,000,000	2,209,499
Kingdom of the Netherlands, 2%, 7/15/24	EUR	1,251,000	1,550,145
Republic of Austria, 1.75%, 10/20/23	EUR	210,000	253,668
Republic of France, 2.5%, 10/25/20	EUR	1,500,000	1,829,093
Republic of France, 5%, 10/25/16	EUR	9,214,000	10,373,704
Republic of Iceland, 4.875%, 6/16/16 (n)		$702,000	712,545
Republic of Italy, 5.25%, 8/01/17	EUR	11,388,000	13,311,267
Republic of Italy, 3.75%, 3/01/21	EUR	2,600,000	3,274,951
Republic of Italy, 5.5%, 9/01/22	EUR	2,969,000	4,172,666
United Kingdom Treasury, 8%, 6/07/21	GBP	2,500,000	4,862,508
United Kingdom Treasury, 2.25%, 9/07/23	GBP	4,750,000	7,202,199

			$94,753,846
Internet - 0.6%
Baidu, Inc., 3.25%, 8/06/18		$1,709,000	$1,742,014
Baidu, Inc., 2.75%, 6/09/19		1,510,000	1,507,951

			$3,249,965
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$510,000	$533,193

Major Banks - 11.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$1,997,000	$2,052,157
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		1,450,000	1,446,581
ABN AMRO Bank N.V., FRN, 0.862%, 6/06/16 (n)		2,090,000	2,089,785
Bank of America Corp., 6.5%, 8/01/16		1,420,000	1,456,913
Bank of America Corp., 6.875%, 4/25/18		1,000,000	1,097,311
Bank of America Corp., 4.125%, 1/22/24		2,876,000	2,955,763
Barclays PLC, 3.25%, 1/12/21		2,308,000	2,318,852
BNP Paribas, 2.7%, 8/20/18		1,200,000	1,224,071
BNP Paribas, FRN, 1.005%, 3/17/17		2,660,000	2,656,710
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		2,560,000	2,821,317
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		915,000	972,188
Credit Suisse New York, 1.75%, 1/29/18		1,440,000	1,438,525
DBS Bank Ltd., 2.35%, 2/28/17 (n)		1,830,000	1,846,252
DNB Bank A.S.A., 3.2%, 4/03/17 (n)		2,220,000	2,263,803
Goldman Sachs Group, Inc., 5.75%, 1/24/22		3,044,000	3,452,386
Goldman Sachs Group, Inc., FRN, 1.521%, 4/30/18		1,240,000	1,244,078
Goldman Sachs Group, Inc., FRN, 1.638%, 10/23/19		140,000	139,479
Huntington National Bank, FRN, 1.043%, 4/24/17		2,460,000	2,448,551
ING Bank N.V., 1.8%, 3/16/18 (n)		660,000	660,222
ING Bank N.V., 5.8%, 9/25/23 (n)		2,912,000	3,132,782
JPMorgan Chase & Co., 2.2%, 10/22/19		2,090,000	2,087,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.625%, 5/10/21	$2,890,000	$3,143,754
Mizuho Bank Ltd., FRN, 1.813%, 10/20/18 (n)	2,770,000	2,789,559
Morgan Stanley, 6.625%, 4/01/18	1,532,000	1,673,368
Morgan Stanley, 5.625%, 9/23/19	640,000	704,922
Morgan Stanley, 3.7%, 10/23/24	1,816,000	1,816,025
Morgan Stanley, FRN, 1.996%, 2/01/19	1,850,000	1,858,897
Morgan Stanley, FRN, 1.358%, 7/23/19	1,070,000	1,051,163
Nordea Bank AB, FRN, 0.819%, 5/13/16 (n)	1,492,000	1,492,994
PNC Bank N.A., 1.5%, 10/18/17	1,600,000	1,599,534
PNC Bank N.A., 1.6%, 6/01/18	2,340,000	2,339,974
Royal Bank of Canada, FRN, 0.937%, 9/09/16	3,000,000	3,002,475
Royal Bank of Canada, FRN, 1.186%, 12/10/18	3,370,000	3,365,693
Sumitomo Mitsui Banking Corp., FRN, 0.941%, 7/11/17	1,720,000	1,709,974
Wells Fargo & Co., FRN, 0.722%, 9/08/17	3,110,000	3,094,609

		$69,448,473
Medical & Health Technology & Services - 1.2%
Becton, Dickinson and Co., 1.8%, 12/15/17	$1,870,000	$1,871,836
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	1,250,000	1,251,938
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	3,650,000	3,664,560

		$6,788,334
Metals & Mining - 1.2%
Barrick Gold Corp., 4.1%, 5/01/23	$857,000	$736,693
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,090,000	697,600
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	1,740,000	809,100
Glencore Funding LLC, 2.125%, 4/16/18 (n)	1,270,000	1,072,046
Glencore Funding LLC, FRN, 1.566%, 5/27/16 (n)	2,300,000	2,254,587
Kinross Gold Corp., 5.95%, 3/15/24	1,897,000	1,176,140

		$6,746,166
Midstream - 2.0%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$2,246,000	$2,162,027
Energy Transfer Partners LP, 4.05%, 3/15/25	2,807,000	2,299,935
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	1,854,000	1,639,761
ONEOK Partners LP, 3.2%, 9/15/18	1,510,000	1,384,279
Spectra Energy Capital LLC, 8%, 10/01/19	1,299,000	1,454,789
Sunoco Logistics Partners LP, 4.25%, 4/01/24	774,000	650,293
TransCanada PipeLines Ltd., 1.875%, 1/12/18	940,000	923,034
TransCanada PipeLines Ltd., FRN, 1.283%, 6/30/16	790,000	788,216
Williams Cos., Inc., 3.7%, 1/15/23	807,000	527,007

		$11,829,341
Mortgage-Backed - 2.1%
Fannie Mae, 5.345%, 2/01/16	$32,403	$32,358
Fannie Mae, 6%, 11/01/16	23,921	24,189
Fannie Mae, 1.114%, 2/25/17	2,000,268	2,004,477
Fannie Mae, 5.5%, 9/01/17 - 4/01/25	618,684	669,391
Fannie Mae, 4.5%, 3/01/19	630,261	654,445
Fannie Mae, 5%, 5/01/19 - 12/01/20	157,888	166,327
Fannie Mae, 6.5%, 11/01/31	1,182,709	1,414,484
Fannie Mae, FRN, 0.505%, 12/25/17	1,060,897	1,057,427
Freddie Mac, 6%, 8/01/17 - 8/01/34	117,092	123,779
Freddie Mac, 5.5%, 9/01/17 - 6/01/20	697,036	737,360
Freddie Mac, 3.882%, 11/25/17	1,423,992	1,481,367

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5%, 6/01/19	$402,894	$420,585
Freddie Mac, 4.224%, 3/25/20	2,249,154	2,457,223
Ginnie Mae, 6%, 6/15/33 - 10/15/36	800,305	921,687
Ginnie Mae, 6.357%, 4/20/58	243,440	254,042

		$12,419,141
Network & Telecom - 2.0%
AT&T, Inc., FRN, 1.316%, 11/27/18	$2,940,000	$2,939,277
British Telecommunications PLC, 2.35%, 2/14/19	1,330,000	1,338,582
Verizon Communications, Inc., 1.35%, 6/09/17	1,130,000	1,128,669
Verizon Communications, Inc., 6.1%, 4/15/18	1,300,000	1,416,832
Verizon Communications, Inc., 5.15%, 9/15/23	3,027,000	3,348,770
Verizon Communications, Inc., FRN, 1.295%, 6/17/19	1,250,000	1,238,794

		$11,410,924
Oil Services - 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/17 (n)	$1,100,000	$1,096,161

Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$1,003,000	$886,641

Other Banks & Diversified Financials - 7.5%
Banco de Credito e Inversiones, 3%, 9/13/17 (n)	$200,000	$202,666
Banco Santander Chile, FRN, 1.516%, 4/11/17 (n)	3,410,000	3,388,688
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.087%, 9/09/16 (n)	2,870,000	2,872,052
Banque Federative du Credit Mutuel, FRN, 1.471%, 10/28/16 (n)	2,490,000	2,494,522
Banque Federative du Credit Mutuel, FRN, 1.473%, 1/20/17 (n)	960,000	962,613
Capital One Bank (USA) N.A., FRN, 1.013%, 2/05/18	2,650,000	2,639,013
Discover Bank, 3.1%, 6/04/20	1,152,000	1,157,436
Fifth Third Bancorp, 1.35%, 6/01/17	2,570,000	2,566,754
Fifth Third Bancorp, 2.3%, 3/01/19	795,000	797,763
First Republic Bank, 2.375%, 6/17/19	578,000	578,691
Groupe BPCE S.A., 12.5% to 2019, FRN to 8/29/49 (n)	2,556,000	3,241,851
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	880,000	883,368
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	1,752,000	1,795,877
Lloyds Bank PLC, 2.3%, 11/27/18	780,000	787,908
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	2,080,000	2,363,373
Rabobank Nederland N.V., 3.375%, 1/19/17	1,757,000	1,793,563
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	1,810,000	1,819,662
Svenska Handelsbanken AB, FRN, 1.019%, 3/21/16	1,250,000	1,250,709
Svenska Handelsbanken AB, FRN, 1.063%, 9/23/16	2,940,000	2,943,869
Swedbank AB, 2.125%, 9/29/17 (n)	3,568,000	3,600,965
UBS AG, FRN, 0.741%, 8/14/17	1,470,000	1,462,740
UBS Group Funding Ltd., FRN, 2.034%, 9/24/20 (n)	1,680,000	1,677,599
Westpac Banking Corp., 2%, 8/14/17	2,320,000	2,339,664

		$43,621,346
Pharmaceuticals - 3.4%
AbbVie, Inc., 1.8%, 5/14/18	$2,410,000	$2,402,980
Actavis Funding SCS, 3%, 3/12/20	3,625,000	3,669,327
Actavis Funding SCS, 3.45%, 3/15/22	3,000,000	3,044,253
Biogen, Inc., 2.9%, 9/15/20	1,420,000	1,430,022
Celgene Corp., 2.125%, 8/15/18	2,220,000	2,225,550
EMD Finance LLC, 1.7%, 3/19/18 (n)	2,500,000	2,488,583
Gilead Sciences, Inc., 3.65%, 3/01/26	3,740,000	3,820,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Mylan, Inc., 1.8%, 6/24/16	$770,000	$770,889

		$19,852,048
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$2,620,000	$2,936,776

Real Estate - Healthcare - 0.3%
Ventas Realty LP, REIT, 1.55%, 9/26/16	$1,000,000	$1,001,710
Welltower, Inc., REIT, 2.25%, 3/15/18	828,000	830,702

		$1,832,412
Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,476,000	$1,535,977
Vornado Realty LP, REIT, 2.5%, 6/30/19	1,169,000	1,157,487

		$2,693,464
Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$690,000	$791,714
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	770,000	765,905

		$1,557,619
Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/18	$275,000	$273,509
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,119,000	1,115,386

		$1,388,895
Specialty Chemicals - 0.5%
Airgas, Inc., 2.95%, 6/15/16	$1,900,000	$1,909,694
Airgas, Inc., 3.05%, 8/01/20	870,000	878,849

		$2,788,543
Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/23	$1,489,000	$1,563,471

Supranational - 0.9%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$1,900,000	$1,892,875
Corporacion Andina de Fomento, 4.375%, 6/15/22	2,950,000	3,218,450

		$5,111,325
Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,007,000	$1,009,505
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	1,540,000	1,516,720
Rogers Communications, Inc., 6.8%, 8/15/18	1,490,000	1,661,052
SBA Tower Trust, 2.898%, 10/15/44 (n)	1,920,000	1,924,965

		$6,112,242
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$1,200,000	$1,257,000

Tobacco - 0.7%
Reynolds American, Inc., 8.125%, 6/23/19	$1,316,000	$1,559,723
Reynolds American, Inc., 6.875%, 5/01/20	1,340,000	1,563,927
Reynolds American, Inc., 3.25%, 6/12/20	1,140,000	1,169,537

		$4,293,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$1,247,000	$1,260,226
TTX Co., 2.6%, 6/15/20 (n)	2,450,000	2,442,819

		$3,703,045
U.S. Government Agencies and Equivalents - 0.9%
AID-Ukraine, 1.847%, 5/29/20	$2,500,000	$2,535,105
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	212,009	212,216
Small Business Administration, 6.35%, 4/01/21	246,591	269,180
Small Business Administration, 6.34%, 5/01/21	176,409	192,303
Small Business Administration, 6.44%, 6/01/21	163,283	177,074
Small Business Administration, 6.625%, 7/01/21	175,204	191,959
Small Business Administration, 5.34%, 11/01/21	559,810	600,157
Small Business Administration, 4.93%, 1/01/24	343,057	372,034
Small Business Administration, 5.36%, 11/01/25	482,529	529,266
Small Business Administration, 5.39%, 12/01/25	353,007	388,841

		$5,468,135
Utilities - Electric Power - 5.1%
Dominion Resources, Inc., 1.95%, 8/15/16	$2,660,000	$2,671,512
Dominion Resources, Inc., 3.9%, 10/01/25	2,641,000	2,670,643
E.ON International Finance B.V., 5.8%, 4/30/18 (n)	3,000,000	3,222,582
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	710,000	704,038
Enel Finance International S.A., 6.25%, 9/15/17 (n)	2,240,000	2,392,042
Exelon Generation Co. LLC, 5.2%, 10/01/19	1,340,000	1,430,886
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,040,000	1,009,490
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	2,727,000	2,738,391
Oncor Electric Delivery Co., 4.1%, 6/01/22	2,206,000	2,348,717
PG&E Corp., 2.4%, 3/01/19	1,448,000	1,455,725
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	2,800,000	2,812,984
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	546,000	602,794
Southern Co., 2.45%, 9/01/18	2,280,000	2,299,984
Southern Power Co., 1.85%, 12/01/17	580,000	581,135
Transelec S.A., 4.625%, 7/26/23 (n)	927,000	953,863
Transelec S.A., 4.25%, 1/14/25 (n)	228,000	222,636
Xcel Energy, Inc., 1.2%, 6/01/17	1,500,000	1,493,553

		$29,610,975
Total Bonds		$575,019,219

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	1,571,578	$1,571,578
Total Investments		$576,590,797

Other Assets, Less Liabilities - 1.0%		6,055,837
Net Assets - 100.0%		$582,646,634

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $179,729,101 representing 30.8% of net assets.
(v)

Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.622%, 1/05/23	1/18/02	$81,572	$22,292
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/18	11/19/15	1,267,828	1,267,195
Total Restricted Securities			$1,289,487
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	DKK	Credit Suisse Group	9,466,576	4/15/16	$1,377,557	$1,377,187	$370
SELL	EUR	Deutsche Bank AG	24,603,977	3/17/16	27,191,084	26,683,441	507,643
SELL	EUR	Goldman Sachs International	27,808,723	4/15/16	30,204,056	30,185,024	19,032
SELL	GBP	BNP Paribus S.A.	9,405,477	4/15/16	13,584,002	13,404,050	179,952
SELL	JPY	UBS AG	1,396,213,134	4/15/16	11,896,434	11,554,972	341,462
SELL	NZD	Westpac Banking Corp.	3,052,658	4/15/16	1,982,335	1,968,377	13,958
SELL	SEK	Goldman Sachs International	11,649,976	4/15/16	1,371,345	1,360,454	10,891

							$1,073,308

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	4,469,012	4/15/16	$3,108,801	$3,152,094	$(43,293)
SELL	CAD	Merrill Lynch International	4,854,367	4/15/16	3,414,385	3,465,350	(50,965)
SELL	NOK	Goldman Sachs International	16,602,437	4/15/16	1,870,592	1,911,014	(40,422)

							$(134,680)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	240	$31,098,750	March - 2016	$748,125

At January 31, 2016, the fund had cash collateral of $324,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$5,468,135	$—	$5,468,135
Non-U.S. Sovereign Debt	—	130,477,155	—	130,477,155
U.S. Corporate Bonds	—	234,973,487	—	234,973,487
Residential Mortgage-Backed Securities	—	12,419,141	—	12,419,141
Commercial Mortgage-Backed Securities	—	5,981,031	—	5,981,031
Asset-Backed Securities (including CDOs)	—	27,367,601	—	27,367,601
Foreign Bonds	—	158,332,669	—	158,332,669
Mutual Funds	1,571,578	—	—	1,571,578
Total Investments	$1,571,578	$575,019,219	$—	$576,590,797

Other Financial Instruments
Futures Contracts	$748,125	$—	$—	$748,125
Forward Foreign Currency Exchange Contracts	—	938,628	—	938,628

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$591,074,529
Gross unrealized appreciation	10,793,363
Gross unrealized depreciation	(25,277,095)
Net unrealized appreciation (depreciation)	$(14,483,732)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	777	32,413,617	(30,842,816)	1,571,578

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,186	$1,571,578

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	49.9%
United Kingdom	5.4%
Japan	4.8%
Italy	4.5%
France	4.5%
Germany	3.7%
Netherlands	3.3%
Canada	2.8%
Switzerland	2.3%
Other Countries	18.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.